Prepayments and Advances	12 Months Ended
Jun. 30, 2021
Prepayments And Advances [Abstract]
Prepayments and advances

Note 7 – Prepayments and advances

Prepayments and advances consisted of the following:

	June 30, 2021	June 30, 2020
Prepayment for online concert productions	$1,648,000	$1,000,000
Prepayment for program license fees	2,615,527	20,000
Prepayment for vehicle purchase	-	150,000
Prepayment for rent	4,300	-
Prepayments and advances	$4,267,827	$1,170,000

Prepayments, non-current, consisted of the following:

	June 30, 2021	June 30, 2020
Prepayment for software development expenditure	$52,000,000	$-